Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Assets	$ 20,593,625,497	$ 21,142,164,324
Liabilities	16,527,246,046	17,320,427,795
Shareholders’ Equity	4,066,379,451	3,821,736,529	$ 3,723,024,486	$ 3,365,337,046
Net Income for the Year	679,669,718	304,906,199	$ 380,219,835
Agri Tech Investments Argentina S.A.U.
Disclosure of subsidiaries [line items]
Assets	5,619,464	1,859,324
Liabilities	1,823,584	500,697
Shareholders’ Equity	3,795,880	1,358,627
Net Income for the Year	(1,575,307)	38,983
Agri Tech Investments LLC
Disclosure of subsidiaries [line items]
Assets	2,627,333	1,359,047
Liabilities	0	0
Shareholders’ Equity	2,627,333	1,359,047
Net Income for the Year	(2,764,723)	39,020
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subsidiaries [line items]
Assets	17,462,854,154	18,407,071,336
Liabilities	14,133,816,515	15,259,033,549
Shareholders’ Equity	3,329,037,639	3,148,037,787
Net Income for the Year	567,720,041	(255,259,763)
Cobranzas Regionales S.A.
Disclosure of subsidiaries [line items]
Assets	0	25,401,826
Liabilities	0	5,153,708
Shareholders’ Equity	0	20,248,118
Net Income for the Year	(7,487,966)	(21,983,049)
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Assets	58,007,212	45,806,446
Liabilities	19,228,961	16,587,976
Shareholders’ Equity	38,778,251	29,218,470
Net Income for the Year	49,793,282	38,447,436
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Assets	3,311,783	2,433,573
Liabilities	1,082,548	1,027,533
Shareholders’ Equity	2,229,235	1,406,040
Net Income for the Year	2,957,420	370,592
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Assets	81,487
Liabilities	0
Shareholders’ Equity	81,487
Net Income for the Year	(31,564)
Galicia Holdings US Inc.
Disclosure of subsidiaries [line items]
Assets	81,503
Liabilities	81,487
Shareholders’ Equity	16
Net Income for the Year	8
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Assets	16,110
Liabilities	0
Shareholders’ Equity	16,110
Net Income for the Year	(14,516)
Galicia Retiro Compaa de Seguros S.A
Disclosure of subsidiaries [line items]
Assets	7,823,100	7,599,716
Liabilities	6,239,013	6,232,112
Shareholders’ Equity	1,584,087	1,367,604
Net Income for the Year	219,284	366,279
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Assets	116,799,362	33,220,491
Liabilities	93,974,707	20,611,548
Shareholders’ Equity	22,824,655	12,608,943
Net Income for the Year	25,765,826	9,036,182
Galicia Seguros S A U
Disclosure of subsidiaries [line items]
Assets	46,176,066	73,409,160
Liabilities	17,717,199	44,966,513
Shareholders’ Equity	28,458,867	28,442,647
Net Income for the Year	14,215,675	14,962,686
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Assets	1,611,091
Liabilities	0
Shareholders’ Equity	1,611,091
Net Income for the Year	443,704
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Assets	11,248,573	11,850,064
Liabilities	3,824,339	3,930,635
Shareholders’ Equity	7,424,234	7,919,429
Net Income for the Year	337,672	545,637
Nera Uruguay SA
Disclosure of subsidiaries [line items]
Assets	0
Liabilities	1,066
Shareholders’ Equity	(1,066)
Net Income for the Year	520
IGAM LLC
Disclosure of subsidiaries [line items]
Assets	24,179,557	15,976,371
Liabilities	4,536	3,088
Shareholders’ Equity	24,175,021	15,973,283
Net Income for the Year	3,005,650	(15,777,717)
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Assets	100,649,713	33,796,365
Liabilities	85,027,385	19,300,114
Shareholders’ Equity	15,622,328	14,496,251
Net Income for the Year	1,126,063	(15,117,919)
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Assets	36,700
Liabilities	34
Shareholders’ Equity	36,666
Net Income for the Year	18,955
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Assets	5,624
Liabilities	0
Shareholders’ Equity	5,624
Net Income for the Year	(4,959)
INVIU Uruguay Agente de Valores S.A.
Disclosure of subsidiaries [line items]
Assets	3,748,605	26,660,084
Liabilities	2,337,716	26,099,225
Shareholders’ Equity	1,410,889	560,859
Net Income for the Year	(751,218)	(486,296)
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Assets	495,490,717	202,797,670
Liabilities	465,277,089	180,836,906
Shareholders’ Equity	30,213,628	21,960,764
Net Income for the Year	(13,626,412)	(18,735,055)
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Assets	65,523,607	32,959,741
Liabilities	5,019,007	81,016
Shareholders’ Equity	60,504,600	32,878,725
Net Income for the Year	23,506,287	15,109,615
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.)
Disclosure of subsidiaries [line items]
Assets	320,968,413
Liabilities	289,395,726
Shareholders’ Equity	31,572,687
Net Income for the Year	917,590
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Assets	2,233,159,150	2,597,688,350
Liabilities	1,755,705,121	2,122,879,232
Shareholders’ Equity	477,454,029	474,809,118
Net Income for the Year	57,514,963	59,182,178
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Assets	553,095,650	536,264,725
Liabilities	22,847	46,095
Shareholders’ Equity	553,072,803	536,218,630
Net Income for the Year	31,124,559	6,894,734
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Assets	1,117	627,738
Liabilities	6,695	0
Shareholders’ Equity	(5,578)	627,738
Net Income for the Year	$ (5,578)	$ 0